Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Columbia Large Cap Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Fund
Class Name	Class A
Trading Symbol	LEGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Large Cap Growth Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 52	0.97% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.97%	[1]
Net Assets	$ 6,139,281,571
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 6,139,281,571
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	10.5%
NVIDIA Corp.	10.2%
Microsoft Corp.	9.7%
Amazon.com, Inc.	8.5%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	4.7%
Alphabet, Inc., Class A	3.8%
Eli Lilly & Co.	3.4%
Tesla, Inc.	3.4%
Visa, Inc., Class A	3.0%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	10.5%
NVIDIA Corp.	10.2%
Microsoft Corp.	9.7%
Amazon.com, Inc.	8.5%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	4.7%
Alphabet, Inc., Class A	3.8%
Eli Lilly & Co.	3.4%
Tesla, Inc.	3.4%
Visa, Inc., Class A	3.0%

Columbia Large Cap Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Fund
Class Name	Class C
Trading Symbol	LEGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Large Cap Growth Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 92	1.71% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.71%	[1]
Net Assets	$ 6,139,281,571
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 6,139,281,571
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	10.5%
NVIDIA Corp.	10.2%
Microsoft Corp.	9.7%
Amazon.com, Inc.	8.5%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	4.7%
Alphabet, Inc., Class A	3.8%
Eli Lilly & Co.	3.4%
Tesla, Inc.	3.4%
Visa, Inc., Class A	3.0%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	10.5%
NVIDIA Corp.	10.2%
Microsoft Corp.	9.7%
Amazon.com, Inc.	8.5%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	4.7%
Alphabet, Inc., Class A	3.8%
Eli Lilly & Co.	3.4%
Tesla, Inc.	3.4%
Visa, Inc., Class A	3.0%

Columbia Large Cap Growth Fund - Class E
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Fund
Class Name	Class E
Trading Symbol	CLGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Large Cap Growth Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class E	$ 66	1.23% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.23%	[1]
Net Assets	$ 6,139,281,571
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 6,139,281,571
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	10.5%
NVIDIA Corp.	10.2%
Microsoft Corp.	9.7%
Amazon.com, Inc.	8.5%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	4.7%
Alphabet, Inc., Class A	3.8%
Eli Lilly & Co.	3.4%
Tesla, Inc.	3.4%
Visa, Inc., Class A	3.0%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	10.5%
NVIDIA Corp.	10.2%
Microsoft Corp.	9.7%
Amazon.com, Inc.	8.5%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	4.7%
Alphabet, Inc., Class A	3.8%
Eli Lilly & Co.	3.4%
Tesla, Inc.	3.4%
Visa, Inc., Class A	3.0%

Columbia Large Cap Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	GEGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Large Cap Growth Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 38	0.71% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%	[1]
Net Assets	$ 6,139,281,571
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 6,139,281,571
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	10.5%
NVIDIA Corp.	10.2%
Microsoft Corp.	9.7%
Amazon.com, Inc.	8.5%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	4.7%
Alphabet, Inc., Class A	3.8%
Eli Lilly & Co.	3.4%
Tesla, Inc.	3.4%
Visa, Inc., Class A	3.0%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	10.5%
NVIDIA Corp.	10.2%
Microsoft Corp.	9.7%
Amazon.com, Inc.	8.5%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	4.7%
Alphabet, Inc., Class A	3.8%
Eli Lilly & Co.	3.4%
Tesla, Inc.	3.4%
Visa, Inc., Class A	3.0%

Columbia Large Cap Growth Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Fund
Class Name	Institutional 2 Class
Trading Symbol	CLWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Large Cap Growth Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 38	0.70% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 6,139,281,571
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 6,139,281,571
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	10.5%
NVIDIA Corp.	10.2%
Microsoft Corp.	9.7%
Amazon.com, Inc.	8.5%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	4.7%
Alphabet, Inc., Class A	3.8%
Eli Lilly & Co.	3.4%
Tesla, Inc.	3.4%
Visa, Inc., Class A	3.0%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	10.5%
NVIDIA Corp.	10.2%
Microsoft Corp.	9.7%
Amazon.com, Inc.	8.5%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	4.7%
Alphabet, Inc., Class A	3.8%
Eli Lilly & Co.	3.4%
Tesla, Inc.	3.4%
Visa, Inc., Class A	3.0%

Columbia Large Cap Growth Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Fund
Class Name	Institutional 3 Class
Trading Symbol	CGFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Large Cap Growth Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 35	0.65% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 6,139,281,571
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 6,139,281,571
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	10.5%
NVIDIA Corp.	10.2%
Microsoft Corp.	9.7%
Amazon.com, Inc.	8.5%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	4.7%
Alphabet, Inc., Class A	3.8%
Eli Lilly & Co.	3.4%
Tesla, Inc.	3.4%
Visa, Inc., Class A	3.0%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	10.5%
NVIDIA Corp.	10.2%
Microsoft Corp.	9.7%
Amazon.com, Inc.	8.5%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	4.7%
Alphabet, Inc., Class A	3.8%
Eli Lilly & Co.	3.4%
Tesla, Inc.	3.4%
Visa, Inc., Class A	3.0%

Columbia Large Cap Growth Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Fund
Class Name	Class R
Trading Symbol	CGWRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Large Cap Growth Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 65	1.22% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.22%	[1]
Net Assets	$ 6,139,281,571
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 6,139,281,571
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	10.5%
NVIDIA Corp.	10.2%
Microsoft Corp.	9.7%
Amazon.com, Inc.	8.5%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	4.7%
Alphabet, Inc., Class A	3.8%
Eli Lilly & Co.	3.4%
Tesla, Inc.	3.4%
Visa, Inc., Class A	3.0%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	10.5%
NVIDIA Corp.	10.2%
Microsoft Corp.	9.7%
Amazon.com, Inc.	8.5%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	4.7%
Alphabet, Inc., Class A	3.8%
Eli Lilly & Co.	3.4%
Tesla, Inc.	3.4%
Visa, Inc., Class A	3.0%

Columbia Large Cap Growth Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Fund
Class Name	Class S
Trading Symbol	GEGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Large Cap Growth Fund (the Fund) for the period of October 2, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 25 (a)	0.73% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 25	[2]
Expense Ratio, Percent	0.73%	[1]
Net Assets	$ 6,139,281,571
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 6,139,281,571
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	10.5%
NVIDIA Corp.	10.2%
Microsoft Corp.	9.7%
Amazon.com, Inc.	8.5%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	4.7%
Alphabet, Inc., Class A	3.8%
Eli Lilly & Co.	3.4%
Tesla, Inc.	3.4%
Visa, Inc., Class A	3.0%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	10.5%
NVIDIA Corp.	10.2%
Microsoft Corp.	9.7%
Amazon.com, Inc.	8.5%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	4.7%
Alphabet, Inc., Class A	3.8%
Eli Lilly & Co.	3.4%
Tesla, Inc.	3.4%
Visa, Inc., Class A	3.0%

[1]	Annualized.
[2]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.